UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21909

SCOTTISH WIDOWS INVESTMENT PARTNERSHIP TRUST

(Exact name of registrant as specified in charter)
Two Avenue de Lafayette, 6th Floor
Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)
The Corporation Trust Company
1209 Orange Street, Wilmington
New Castle County, Delaware 19801

(Name and Address of Agent for Service)

With copies to:

Scottish Widows Investment Partnership Ltd. Edinburgh One, Morrison Street Edinburgh EH3 8BE Scotland	Geoffrey R. T. Kenyon, Esq. Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109
Registrant’s telephone number, including area code: (617) 662-3968
Date of fiscal year end: September 30
Date of reporting period: March 31, 2007

Item 1. Report to Shareholders.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Semi-Annual Report for period ending March 31, 2007

Page

2	Management Discussion and Analysis
3	Performance Overview
4	Information About Your Fund’s Expenses
5	Investment Overview
6	Schedule of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
14	Other Information
15	Trustees and Officers Information
16	Board Deliberations

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Management Discussion and Analysis
March 31, 2007 (unaudited)

Dear Shareholder,

Emerging markets have enjoyed some strong gains during the period beginning when the Global Emerging Markets Fund (the “Fund”) commenced operations (October 16, 2006) through March 31, 2007. During this time the Fund’s benchmark, the MSCI Emerging Markets Index, returned approximately 15%. The Fund matched this performance and produced a similar return during the period.

One of the Fund’s most significant positions in terms of sectors is its weighting in financial stocks. This proved positive for the Fund. Although the sector had seen something of a sell-off during the first half of 2006, many financial stocks subsequently staged robust recoveries. In particular, Chinese life assurance company Ping An has been one of the strongest performers for the Fund. Its share price more than doubled during 2006. Although the Fund is underweight in Chinese stocks, another Chinese company, China LotSynergy Holdings, Ltd., had a big positive influence on performance. Profits have begun to show rapid growth and with the country’s gaming industry in its infancy, this company offers excellent potential.

A sharp fall in the Chinese stock market, along with some weaker than expected US economic data, sparked a worldwide equity sell-off at the end of February. However, investors were quick to return to the market, with strong economic data boosting confidence. Not surprisingly, given that the Fund owns many large, blue chip names, some holdings were caught up in the market volatility and suffered share price losses.

Merger and acquisition activity has continued to be an important theme throughout global equity markets and has involved a fair share of emerging market companies. The most high profile deal was the takeover of Anglo Dutch steel company Corus by Tata Steel of India. Meanwhile, Companhia Valedo Rio Doce (CVRD), a Brazilian iron ore producer, last year took control of Canadian nickel company Inco. CVRD is a significant holding in the Fund and its strong share price has helped boost portfolio returns.

Looking ahead, we expect to see these levels of merger and acquisition activity continuing, as companies still have a lot of free cash to spend and will carry on looking to buy rival companies as a way of stimulating growth.

One factor to monitor is clearly the outlook for US growth, and in particular its effect on Asian exporters. Reassuringly, any slowdown in the world’s largest economy is likely to prove gradual; the Fund’s adviser estimates US GDP will grow by 2.2% during 2007 and 2.6% during 2008. Furthermore, there are reasons to be optimistic that local economies will withstand any global downturn. For example, the booming economies of China and India should underpin demand for commodities, which in turn will continue to boost the economies of many resource-rich developing countries, particularly in South America.

Importantly, company valuations remain generally favourable when screened against developed counterparts and the outlook for company profits is one of continued growth. As a result, there are reasons to be optimistic that emerging markets equities can continue to deliver good gains.

Scottish Widows Investment Partnership Ltd.

May 21, 2007

Information in this shareholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance reflects the opinions of management as of the date of this report. These statements should not be relied upon for any other purpose.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Performance Overview
March 31, 2007 (unaudited)

Comparison of Changes in Value of $10,000 Investment in
Global Emerging Markets Fund and Morgan Stanley Capital International (MSCI®)
Emerging Markets (EM®) Index.*

Total Returns* for the Period Ended March 31, 2007

Since Inception**

Global Emerging Markets Fund	15.10%
MSCI EM Index	15.80

*	Certain expenses of the Fund have been waived or reimbursed by the Fund’s Advisor; without such waiver/reimbursement of expenses, the Fund’s returns would have been lower. Total returns for periods of less than one year are not annualized.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, nor a guarantee, of future results; the investment return, and principal value of the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. No single period of any length may be taken as typical of what may be expected in future periods.

The performance data of the index has been prepared from sources and data that the Advisor believes to be reliable, but no representation is made as to its accuracy. The MSCI EM Index is comprised of emerging market securities in countries open to non-local investors. The index is unmanaged, has no fees or costs and is not available for direct investment.

** The Fund’s inception date was October 16, 2006.

To obtain performance to the most recent month-end, call 1-800-893-2073 or visit www.swip-us.com

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Information About Your Fund’s Expenses
March 31, 2007 (unaudited)

Expense Example

As a shareholder in the Fund, you incur ongoing costs, including management fees and other operating expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the Fund’s commencement of operations, October 16, 2006 through March 31, 2007, and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of the other funds.

				Annualized
			Expenses Paid	Expense Ratio
	Beginning	Ending	During Period*	During Period
	Account Value	Account Value	October 16, 2006**	October 16, 2006**
Global Emerging Markets Fund Shares	October 16, 2006**	March 31, 2007	to March 31, 2007	to March 31, 2007

Actual	$1,000.00	$1,151.00	$7.38	1.50%
Hypothetical (Assumes 5% Return Before Expenses)	$1,000.00	$1,016.02	$6.91	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 167/365 (to reflect inception to date period).

**	Commencement of operations.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Investment Overview
March 31, 2007 (unaudited)

Top Ten Holdings

		Percent of
Description	Market Value	Net Assets

Petroleo Brasileiro S.A. (ADR)	$18,764	6.5%
Companhia Vale do Rio Doce (ADR)	15,640	5.4
FirstRand, Ltd.	15,538	5.4
Banco Itau Holding Financeira S.A.	13,959	4.8
LUKOIL (ADR)	13,926	4.8
Gazprom (ADR)	13,743	4.8
Samsung Electronics Co., Ltd. (GDR)	13,691	4.8
African Bank Investments, Ltd.	11,695	4.0
OTP Bank Nyrt	11,133	3.9
Kookmin Bank (ADR)	9,015	3.1

Total		47.5%

Portfolio Composition*

*	The sector classifications presented are based on the sector categorization methodology of the Advisor. These classifications are broadly defined.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Schedule of Investments
March 31, 2007 (unaudited)

Number		Market
of Shares		Value

Common Stocks - 80.3%
Brazil - 15.5%
100	Companhia Siderurgica Nacional S.A.	$4,312
500	Companhia Vale do Rio Doce (ADR)	15,640
210	Petroleo Brasileiro S.A. (ADR)	18,764
67	Unibanco - Uniao de Bancos Brasileiros S.A. (GDR)	5,860

		44,576

Hong Kong - 4.7%
10,100	China LotSynergy Holdings, Ltd.(a)	2,947
500	China Mobile, Ltd.	4,550
7,000	CNOOC, Ltd.	6,137

		13,634

Hungary - 5.0%
243	OTP Bank Nyrt	11,133
18	Richter Gedeon Nyrt. (GDR)	3,263

		14,396

Israel - 1.3%
100	Teva Pharmaceutical Industries, Ltd. (ADR)	3,743

Mexico - 4.6%
1,030	Corporacion GEO S.A. de C.V., Series B(a)	5,991
100	Grupo Televisa S.A. de C.V. (ADR)	2,980
1,000	Wal-Mart de Mexico S.A. de C.V., Series V	4,271

		13,242

People’s Republic of China - 1.9%
1,140	Ping An Insurance Co. of China, Ltd.	5,588

Russia - 14.8%
328	Gazprom (ADR)	13,743
161	LUKOIL (ADR)	13,926
24	MMC Norilsk Nickel (ADR)	4,560
110	Mobile TeleSystems (ADR)	6,156
88	Polyus Gold (ADR)(a)	4,233

		42,618

Singapore - 1.2%
3,000	Petra Foods, Ltd.	3,322

South Africa - 13.0%
2,800	African Bank Investments, Ltd.	11,695
4,582	FirstRand, Ltd.	15,538
208	Impala Platinum Holdings, Ltd.	6,537
112	Sasol	3,737

		37,507

South Korea - 7.9%
100	Kookmin Bank (ADR)	9,015
45	Samsung Electronics Co., Ltd. (GDR)(b)	13,691

		22,706

Taiwan - 9.4%
200	AU Optronics Corp. (ADR)	2,860
261	Cathay Financial Holding Co., Ltd. (GDR)	5,363
607	Hon Hai Precision Industry Co., Ltd. (GDR)	8,140
700	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	7,525
2,000	Wistron Corp.	3,034

		26,922

Turkey - 1.0%
682	Haci Omer Sabanci Holding A/S	2,793

Total Common Stocks (Cost $204,331)		231,047

Preferred Stocks - 6.3%
Brazil - 4.8%
400	Banco Itau Holding Financeira S.A.	13,959

Russia - 1.5%
2	Transneft	4,200

Total Preferred Stocks (Cost $17,946)		18,159

Warrants - 7.0%
India - 7.0%
157	Bharti Airtel, Ltd. (expires 3/17/11)(a)	2,779
206	Housing Development Finance Corp., Ltd. (expires 1/18/11)(a)	7,263
149	Satyam Computer Services, Ltd.(expires 4/11/07)(a)	3,216
142	Tata Consultancy Services, Ltd. (expires 8/24/09)(a)	4,056
177	Tata Motors, Ltd. (expires 4/16/07)(a),(b)	2,958

Total Warrants (Cost $20,718)		20,272

Total Investments - 93.6% (Cost $242,995)(c)		$269,478
Other Assets, Less Liabilities - 6.4%		18,349

Total Net Assets - 100.0%		$287,827

(a)  Non-income producing security.

(b)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2007, the aggregate market value of these securities amounted to $16,649 or 5.8% of net assets. The Advisor has deemed these securities to be liquid.

(c)	For federal income tax purposes the aggregate cost was $242,995, aggregate gross unrealized appreciation was $30,811, aggregate gross unrealized depreciation was $(4,328) and the net unrealized appreciation $26,483.

Glossary of Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt
See accompanying notes to financial statements.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Statement of Assets and Liabilities
March 31, 2007 (unaudited)

ASSETS
Investments in securities, at value (cost $242,995)	$269,478
Foreign currency, at value (cost $1,506)	1,488
Cash	11,583
Receivable from Advisor	117,672
Dividends receivable	245

Total Assets	400,466

LIABILITIES
Audit fee payable	38,171
Administration fee payable	19,017
Trustees’ fees payable	13,781
Legal fee payable	11,222
Registration fees payable	10,394
Custody fee payable	9,231
Shareholder reports fees payable	7,377
Advisory fee payable	235
Accrued expenses	3,211

Total Liabilities	112,639

Net Assets	$287,827

COMPOSITION OF NET ASSETS
Capital stock, at par	$25
Additional paid-in capital	249,975
Accumulated net investment loss	(11)
Accumulated net realized gain on investment and foreign currency transactions	11,373
Net unrealized appreciation/depreciation on:
Investments	26,483
Foreign currency denominated assets and liabilities	(18)

Net Assets	$287,827

Net asset value per share, unlimited shares of capital stock authorized, $.001 par value, 25,000 shares outstanding	$11.51

See accompanying notes to financial statements.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Statement of Operations
For the Period Ended March 31, 2007(a) (unaudited)

Income:
Dividends (net of foreign withholding taxes of $153)	$1,870

Total investment income	1,870

Expenses:
Administration fees	81,114
Audit fees	38,171
Transfer agent and shareholder servicing fees	37,218
Trustees’ fees and expenses	35,786
Custodian fees	31,252
Registration fees	14,314
Legal fees	14,314
Shareholder reports	8,350
Advisory fees	1,254
Other expenses	4,770

Total expenses	266,543

Less: Advisory fees waived and expenses reimbursed	(264,662)

Net expenses	1,881

Net investment loss	(11)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on:
Investment transactions	11,437
Foreign currency transactions	(64)
Net change in unrealized appreciation/depreciation of:
Investments	26,483
Foreign currency denominated assets and liabilities	(18)

Net realized and unrealized gain on investment and foreign currency transactions	37,838

Net increase in net assets resulting from operations	$37,827

(a)	Commencement of operations was October 16, 2006.
See accompanying notes to financial statements.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Statement of Changes in Net Assets
Period Ended March 31, 2007(a) (unaudited)

Operations:
Net investment loss	$(11)
Net realized gain on investment and foreign currency transactions	11,373
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	26,465

Net increase in assets resulting from operations	37,827

Capital Stock Transactions:
Net proceeds from shares issued in offering	250,000

Net increase in net assets from capital stock transactions	250,000

Total increase in net assets	287,827

Net Assets:
Beginning of period	-

End of period, (including accumulated net investment loss of $(11))	$287,827

Share Transactions:
Shares outstanding at beginning of period	-

Shares issued in offering	25,000

Net increase	25,000

Shares outstanding at end of period	25,000

(a)	Commencement of operations was October 16, 2006.
See accompanying notes to financial statements.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Financial Highlights
For the Period October 16, 2006(a) to March 31, 2007 (unaudited)

Selected Data for a Share of Capital Stock Outstanding Throughout the Period

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income loss(b)(c)	—	(d)
Net realized and unrealized gain on investments and foreign currency transactions	1.51

Net increase in net asset value from operations	1.51

Net asset value, end of period	$11.51

Total Return:
Total investment return based on net asset value(e)	15.10%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$288
Ratios to average net assets:
Expenses net of waivers/reimbursements	1.50	%(f)
Expenses before waivers/reimbursements	212.38	%(f)
Net investment loss	(0.01	)%(f)
Portfolio turnover rate	32%

(a)	Commencement of operations.

(b)	Calculated using the average shares outstanding method.

(c)	Net of fees and expenses waived by the Advisor.

(d)	Amount is less than $.005 per share.

(e)	Certain expenses of the Fund have been waived by the Fund’s Advisor; without such waiver of expenses, the Fund’s returns would have been lower. Total investment return calculated for a period of less than one year is not annualized.

(f)	Annualized.
See accompanying notes to financial statements.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Notes to Financial Statements
March 31, 2007 (unaudited)

NOTE A: Organization

Scottish Widows Investment Partnership Trust (the “Trust”) was incorporated in Delaware on June 2, 2006 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Global Emerging Markets Fund (the “Fund”) is a series of the Trust and is currently the only offering of the Trust, offering a single class of shares. The Fund is a non-diversified open-end mutual fund and is sold without an initial or contingent deferred sales charge. The Fund is subject to a redemption fee of 2.00% for shares redeemed within 90 days of purchase. Additional information regarding some of the items discussed in these Notes to Financials is contained in the Fund’s Statement of Additional Information, which is available upon request. Estimated organizational and offering expenses of the Fund of approximately $611,500, incurred prior to the offering of the Fund’s shares, will be absorbed by Scottish Widows Investment Partnership Limited (the “Advisor”), which will not seek reimbursement from the Fund for these expenses.

NOTE B: Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund:

1.	Security Valuation

Securities traded on a recognized stock exchange or market are valued at the last reported sales price or at the official closing price if such price is deemed to be representative of value at the close of such exchange on which the securities are principally traded. If no sale is reported at that time, the average between the closing bid and asked price (the “Calculated Mean”) is used. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange or over-the-counter market (“OTC”) in which it is primarily traded or as of the close of regular trading on the New York Stock Exchange (“NYSE”), The NASDAQ Stock Market, Inc. (“NASDAQ”) or other U.S. exchanges or markets, if that is earlier, and that value is then converted into the U.S. dollar equivalent at the foreign exchange rate in effect on the day the value of the foreign security is determined.

A debt security normally is valued on the basis of the last updated sale price or a market value from a pricing service that takes into account appropriate valuation factors or by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. Interest bearing commercial paper which is purchased at par will be valued at par. Money market instruments purchased with an original or remaining maturity of 60 days or less maturing at par are valued at amortized cost, which the Board of Directors (the “Board”) believes approximates market value.

Options, futures contracts, and options on futures contracts are valued at the last reported sale price on the exchange on which they are principally traded, if available, and otherwise are valued at the last reported sale price on the other exchange(s). If there were no reported sales on any exchange, the option shall be valued at the Calculated Mean, if possible.

Securities and other assets for which market prices are not readily available are priced at a “fair value” as determined by the Advisor in accordance with procedures approved by the Board. Trading in securities on many foreign securities exchanges is normally completed before the close of regular trading on the NYSE. Trading on foreign exchanges may not necessarily take place on all days on which there is regular trading on the NYSE, or may take place on days on which there is no regular trading on the NYSE. If events materially affecting the value of a Fund’s securities occur between the time when a foreign exchange closes and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined by the Advisor in accordance with procedures approved by the Board. The Board has adopted procedures for valuing the Fund’s securities. Securities are fair valued according to methodologies adopted by the Board in advance or as determined by the Valuation Committee of the Board. Any securities that are fair valued will be reviewed by the Board at the next regularly scheduled quarterly meeting of the Board.

Securities are valued (and net asset value per share is determined) as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for trading.

2.	Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange. Purchases and sales of Fund securities are translated into U.S. dollars at rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with net realized and unrealized gain (loss) on securities and derivative instruments. Accordingly, net realized gain (loss) on foreign currency translations represents net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Notes to Financial Statements (continued)
March 31, 2007 (unaudited)

and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar amounts actually received. Net unrealized foreign currency gain (loss) is calculated by deriving the changes in exchange rates of the value of assets and liabilities, other than securities.

3.	Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, or as soon as the Fund is informed of the dividends. Interest income and expenses are accrued daily. The Fund amortizes premiums and accretes discounts on fixed-income securities as adjustments to interest income. Investment transactions are recorded on the trade date such securities are purchased or sold. Realized gains and losses on sales of securities are calculated using the identified cost basis. Additionally, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to such taxes.

4.	Federal Income Taxes

It is the Fund’s policy to meet all the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and net realized gains to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

5.	Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared and paid annually; however, to avoid taxation, a second distribution may be required. Income dividends and capital gains distributions are determined according to federal income tax regulations, which may differ from U.S. generally accepted accounting principals. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based upon their federal tax basis treatment. These reclassifications have no effect on net income, net assets or net asset value per share. Temporary differences do not require such reclassification. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes.

6.	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results may differ from estimates.

7.	Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required beginning with the last net asset value per share calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The Advisor is currently reviewing the application of FIN 48 and FAS 157 to the Fund. It’s impact to the financial statements has not yet been determined.

NOTE C: Management, Administrative and Other Fee Arrangements

Under the terms of an Investment Advisory Agreement (the “Agreement”), the Fund pays the Advisor an advisory fee at an annualized rate of 1.00% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly. The Advisor has entered into a Fee Waiver and Expense Reimbursement Agreement (the “Agreement”) with the Trust on behalf of the Fund whereby the Advisor will waive a portion of its advisory fee to the extent necessary to limit the operating expenses (not including brokerage, interest, taxes and dividend, or extraordinary expenses) to 1.50% of the Fund’s average daily net assets on an annualized basis. The Agreement allows the Advisor to recoup all or a portion of the waived advisory fees, if any, for a period of three years following the date on which the fee was reduced or other amount paid subject to certain limitations.

For the period ended March 31, 2007, the Fund paid $1,254 in fees to the Advisor. For the period ended March 31, 2007, the Advisor reimbursed $264,662 to the Fund in order to limit total operating expenses to agreed upon levels.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Notes to Financial Statements (continued)
March 31, 2007 (unaudited)

Under the terms of an Administrative Agreement, the Fund pays State Street Bank and Trust Company (the “Administrator”) a fee at an annual rate of .035% for the first $250 million of the Fund’s average daily net assets; .030% for the next $250 million of average net assets; and .025% of average daily net assets in excess of $500 million, but in no event less than $165,000 per year. The fee is accrued daily and paid monthly. The Administrator prepares certain financial and regulatory reports for the Fund and provides clerical and other services.

For the period ended March 31, 2007, the Fund paid the Administrator $81,114 for services rendered.

The Fund is not subject to any on-going distribution costs.

The Advisor has agreed to assume all expenses related to the organization and offering of the Fund.

The Trust pays each Independent Trustee an annual retainer of $12,000 plus $2,000 for each Board meeting attended by the Trustee. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at Board and committee meetings. The Interested Trustees do not receive compensation from the Trust for their services on the Board.

NOTE D: Investment Transactions

1.	Purchases and Sales

Purchases and sales of securities (excluding short-term securities) for the period ended March 31, 2007 were $314,192 and $82,635, respectively.

2.	Capital Stock

The Fund imposes a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 90 calendar days. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

The redemption fee does not apply to shares that were acquired through reinvestment of dividends or capital gains distributions, or to redemptions or exchanges by certain retirement account activity, non-shareholder directed activity and certain other activities detailed in the prospectus.

NOTE E: Risks Involved in Investing in the Fund

1.	Emerging and Foreign Market Risks

Emerging markets and emerging market companies present special risks in addition to the general risks of investing abroad. These risks include greater political, social, economic and regulatory instability, greater volatility in currency exchange rates, less developed securities markets and possible trade barriers. Emerging markets tend to be more volatile than the markets of the U.S. or more developed foreign countries and have less mature and diverse economies and less stable political systems than those of the U.S. or more developed foreign countries. Furthermore, emerging markets have different auditing and other financial standards, which could result in a less thorough understanding of the financial condition, results of operations and cash flow of companies in which the Fund invests. Accordingly, certain emerging markets may not afford the same level of investor protection as would apply in more developed jurisdictions. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

2.	Concentration of Investment Risks

The Fund is non-diversified, which means that the Fund’s assets may be invested in a limited number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

3.	Exchange Rate Risks

Currency fluctuations may adversely affect the value of an investment. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated or traded in those currencies and securities of issuers where revenues are received in those currencies.

4.	Smaller Company and Less-Seasoned Company Risks

The Fund may invest in some companies with smaller market capitalization and less-seasoned companies, exposing the Fund to the risks of investing in such companies, such as limited financial resources, managerial resources, product lines and markets. Such companies may trade less frequently with greater price swings, and the nature and size of these companies means that their shares may be less liquid than those of larger companies and that their share prices may, from time to time, be more volatile.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Other Information
March 31, 2007 (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (“SEC”) website at http://www.sec.gov.

After August 31, 2007, the Fund’s proxy voting record for the most recent 12-month period ended June 30, or since inception of the Fund will be available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at http://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Form N-Q

The Fund files a complete schedule of holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Global Emerging Markets Fund
     • Is not FDIC insured
     • May lose value
     • Is not bank guaranteed

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Trustees and Officers Information
March 31, 2007 (unaudited)

Name	Position(s) and Term
Address(1)	with the Fund(2)

Independent Trustees:

Roland C. Baker	Trustee since September 2006

William C. Dietrich	Trustee since September 2006

Michael F. Holland	Trustee since September 2006

Interested Trustee(3)

Andrew C. Frepp(4)	Trustee since June 2006

Officers(5)

Andrew C. Frepp(4)	President since September 2006

Arun Sarwal	Treasurer since September 2006

John Michael Brett	Secretary since September 2006

David Sanderson	Chief Compliance Officer since September 2006

Ryan Louvar	Assistant Secretary since August 2006

Brian D. O’Sullivan	Assistant Treasurer since May 2007

(1)	The address of each Trustee and Officer is Two Avenue de Lafayette, 6th Floor, Boston, MA 02111.

(2)	Each Trustee serves until his death, resignation, removal, retirement or declaration of incompetence or until the Trust is terminated.

(3)	Mr. Frepp is an “interested person”, as defined by the 1940 Act, because of his relationship with the Advisor.

(4)	Mr. Frepp resigned as a Trustee and the President of the Fund effective May 21, 2007. Effective on that date, John M. Brett was elected as a Trustee and President of the Fund. Mr. Brett is an “interested person,” as defined by the 1940 Act because of his relationship with the Advisor.

(5)	Each Officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, on in each until his death, resignation, removal from office, in accordance with the By-Laws of the Trust.

The Fund’s Statement of Additional Information contains further information about the Trustees and is available without charge by calling 800-893-2073.

Board deliberations regarding the approval of the Scottish Widows Investment Partnership Trust’s Investment Advisory Agreement

Scottish Widows Investment Partnership Trust (the “Trust”) has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Scottish Widows Investment Partnership Limited (“SWIP”).

The Board of Trustees (the “Board”) of the Trust, including the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of that term as defined in the Investment Company Act of 1940, as amended (“Independent Trustees”), unanimously approved the Advisory Agreement with respect to the Global Emerging Markets Fund (the “Fund”) for an initial term of two years at an “in person” meeting held on September 18, 2006.

In determining to approve the Advisory Agreement, the Trustees reviewed and evaluated all information and factors they believed, in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment, to be relevant and appropriate. The Board was provided with information on, and materials pertaining to, among other things: (i) the terms and conditions of the Advisory Agreement, including the structure and rates of the investment advisory fee charged for those services; (ii) the nature, extent and quality of services to be provided to the Fund by the Adviser, and a comparison of the Fund’s anticipated management fees and expected expense ratio in relation to averages of comparable unaffiliated funds; (iii) the Fund’s expense cap; (iv) the organization and business operations of the Adviser, including the experience of persons who will manage the Fund; (v) information on the anticipated profitability to the Adviser of providing services to the Fund and (vi) the extent to which the Adviser would receive any ‘’fall out” or other benefits (including soft dollar benefits). The Board’s decision to approve the Advisory Agreement was based on a comprehensive consideration of all the information provided to the Board in connection with the contract approval process, and was not based on any single factor. Each member of the Board may have weighed certain factors differently. Some of the more significant considerations of the Board are summarized below.

The nature, extent and quality of the services proposed to be provided by SWIP

In evaluating the nature, extent and quality of SWIP’s proposed services, the Trustees considered information regarding the types of services to be provided under the Advisory Agreement and the capabilities, personnel and other resources of SWIP. In considering the services to be rendered, the Trustees reviewed the organizational structure and the responsibilities of SWIP. In evaluating the services, the Trustees considered SWIP’s compliance programs. Based on their review, the Trustees concluded that, overall, the nature, extent and quality of proposed investment advisory services to be provided to the Trust and the Fund under the Advisory Agreement supported approval of the Advisory Agreement.

Investment performance

The Board noted that the Fund had not commenced operations and thus had no investment or performance history. The Board considered composite performance information reflecting the historical performance of all accounts managed by the Adviser and a predecessor that, subsequent to August 31, 1997, had investment objectives, policies and strategies substantially similar to those of the Fund, including Scottish Widows Investment Partnership Investments Funds ICVC Emerging Markets Fund (“GEMUK”), an emerging markets fund registered in the United Kingdom. The Independent Trustees were informed that, as of the date of the meeting, GEMUK was the only fund managed by SWIP with investment objectives, policies and strategies that are substantially similar to those of the Fund and that the Fund and GEMUK would be advised by the same investment advisory personnel at SWIP. The Independent Trustees observed that, on a gross (before fees) basis, the performance of composite was above that of its benchmark, the MSCI Emerging Markets Index, for the one-, three- and five-year periods ended June 30, 2006. They also noted that while the net performance of the composite was below that of its benchmark for the five-year period ended June 30, 2006, the composite had outperformed its benchmark on a net basis for the one- and three-year periods ended June 30, 2006.

The costs of services to be provided and profits to be realized by SWIP from its relationship with the Fund

In evaluating the investment advisory fees and expenses, the Independent Trustees considered the proposed investment advisory fees and the Fund’s expected expense ratio in absolute terms and as compared with the fees and expenses of comparable peer groups of unaffiliated funds provided by an independent third party, Lipper Inc. In their evaluation, the Independent Trustees considered the Adviser’s agreement to cap the Fund’s expenses, subject to recoupment. The Independent Trustees also reviewed and considered certain financial information of the Adviser as well as the fees the Adviser assessed for its only similar client, GEMUK. Based upon the Lipper information provided, the Independent Trustees noted that the Fund had advisory fees less than that of other similar funds with assets of approximately $25 million and the estimated expense ratio, as proposed to be capped by the Adviser, was slightly lower than the average expense ratio of such funds.

The Trustees noted that SWIP did not expect to make a profit for the foreseeable future. The Trustees concluded, however, that although SWIP may not earn a profit from the Fund at lower asset levels, they were satisfied that SWIP was committed to launching the Fund and entering the U.S. market, and would provide appropriate services to the Fund.

Fall-Out Benefits to the Adviser

The Independent Trustees considered the effect of direct and indirect or ‘’fall-out” benefits (such as soft dollar arrangements) to SWIP as a result of its relationship with the Fund. It was reported that brokerage transactions effected for the Fund may generate research products and related services that benefit SWIP and its other clients and the Independent Trustees considered information concerning SWIP’s soft dollar and brokerage practices.

The extent which economies of scale would be realized as the Fund grows and whether fee levels reflect any such economies of scale

The Independent Trustees noted that the advisory fee schedule for the Fund did not contain breakpoints that reduce the fee rate on assets above specified levels but the Independent Trustees acknowledged that because SWIP is just launching its U.S. business and the Fund would be its first product in the United States, it was unlikely that economies of scale would be realized in the foreseeable future with respect to the Fund. The Independent Trustees concluded that the absence of breakpoints in the Fund’s advisory fee schedule was acceptable.

Scottish Widows Investment Partnership Trust
Two Avenue de Lafayette
6th Floor
Boston, MA 02111

Investment Advisor
Scottish Widows Investment Partnership Limited
1251 Avenue of the Americas
39th Floor
New York, NY 10020

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Goodwin Proctor LLP
Exchange Place
53 State Street
Boston, MA 02109

This report when not used for the general information of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

SWI000123 Exp Date 03/31/08

Item 2. Code of Ethics.
Not required.
Item 3. Audit Committee Financial Expert.
Not required.
Item 4. Principal Accountant Fees and Services.
Not required.
Item 5. Audit Committee of Listed Registrants.
Not applicable to the registrant.
Item 6. Schedule of Investments.
Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Investment Companies.
Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto. (Ex-99.CERT)

(a)(3)	Not applicable.
(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.(Ex-99.906CERT)

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SCOTTISH WIDOWS INVESTMENT PARTNERSHIP TRUST

By:	/s/ John Brett John Brett
President (principal executive officer)

Date:	August 13, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Brett John Brett
President (principal executive officer)

Date:	August 13, 2007

By:	/s/ Arun Sarwal

Arun Sarwal
Treasurer (principal financial and accounting officer)

Date:	August 13, 2007